Note 1 - Background and Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of depreciation rate of property, plant and equipment [text block]
Class of Fixed Asset	Depreciation Rate

Furniture and fittings	5-33%
Computer equipment	33%
Plant and equipment	10-33%
Leasehold improvements	33%